Exhibit 99.1

Volkswagen Auto Loan Enhanced Trust 2008-2

MONTHLY SERVICER CERTIFICATE

For the collection period ended 4-28-2012	PAGE 1

A.	DATES	Begin	End	# days
1	Determination Date		5/17/2012
2	Payment Date		5/21/2012
3	Collection Period	4/1/2012	4/28/2012	28
4	Monthly Interest Period - Actual/360	4/20/2012	5/20/2012	31
5	Monthly Interest - 30/360			30

B.	SUMMARY
		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	222,000,000.00	—	—	—	—
7	Class A-2-A Notes	169,000,000.00	—	—	—	—
8	Class A-2-B Notes	50,000,000.00	—	—	—	—
9	Class A-3-A Notes	246,000,000.00	—	—	—	—
10	Class A-3-B Notes	130,000,000.00	—	—	—	—
11	Class A-4-A Notes	183,000,000.00	118,648,545.66	11,685,220.65	106,963,325.01	0.5844990

12	Total Securities	$1,000,000,000.00	$118,648,545.66	$11,685,220.65	$106,963,325.01

13	Overcollateralization	58,193,871.91	58,193,871.91		58,193,871.91

14	Adjusted Pool Balance	1,058,193,871.91	176,842,417.57	11,685,220.65	165,157,196.92

15	YSOC	$147,399,955.01	$19,289,049.09		$17,717,738.72

16	Net Pool Balance	$1,205,593,826.92	$196,131,466.66	$11,685,220.65	$182,874,935.64

		Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal& Interest Payment Due	Per $1000 Face Amount
17	Class A-1 Notes	2.35775%	—	—	—	—
18	Class A-2-A Notes	4.79000%	—	—	—	—
19	Class A-2-B Notes	3.78090%	—	—	—	—
20	Class A-3-A Notes	5.47000%	—	—	—	—
21	Class A-3-B Notes	4.28090%	—	—	—	—
22	Class A-4-A Notes	6.24000%	616,972.44	3.3714341	12,302,193.09	67.2250988

	Total Securities		616,972.44		12,302,193.09

C.	COLLECTIONS AND AVAILABLE FUNDS
23	Scheduled Principal Payments Received	8,823,496.33
24	Scheduled Interest Payments Received	643,857.46
25	Prepayments of Principal Received	67,389.05
26	Liquidation Proceeds	4,059,908.90
27	Recoveries Received	285,394.24
28	Other Payments Received to Reduce Principal

29	Subtotal: Total Collections	13,880,045.98

30	Repurchased Receivables	—
31	Net Swap Receipt Class A-2 B Notes	—
32	Net Swap Receipt Class A-3 B Notes	—
33	Swap Replacements Proceeds
34	Reserve Account Excess Amount (Item 93)	789.58

35	Total Available Funds, prior to Servicer Advances	13,880,835.56

36	Servicer Advance (Item 76)	—

37	Total Available Funds + Servicer Advance	13,880,835.56

38	Reserve Account Draw Amount (Item 79)	—

39	Total Available Funds + Servicer Advance and Reserve Account Draw Amount	13,880,835.56

D.	DISTRIBUTIONS
Distribution Summary:
40	Prior Advance Reimbursement (Item 82)	—
41	Servicing Fees (Item 46)	163,442.89
42	Net Swap Payment Class A-2 B Notes	—
43	Net Swap Payment Class A-3 B Notes	—
44	Senior Swap Termination Payment (paid pro rata with Class A Noteholder Interest payment)	—
45	Class A Noteholder Interest (Item 55 - paid pro rata with Senior Swap Termination Payment)	616,972.44
46	Principal Distribution Amount (Item 80)	11,685,220.65
47	Amount Paid to Reserve Account to Reach Specified Balance	—
48	Subordinated Swap Termination Payments	—
49	Other Amounts Paid to Trustees	—
50	Certificateholders Principal Distribution Amount	—

51	Remaining Funds to Seller	1,415,199.58

	Distribution Detail:	Due	Shortfall	Paid
52	Servicing Fees	163,442.89	—	163,442.89

Pro rata:
53	Class A-1 Interest	—	—	—
54	Class A-2A Interest	—	—	—
55	Class A-2B Interest	—	—	—
56	Class A-3A Interest	—	—	—
57	Class A-3B Interest	—	—	—
58	Class A-4 Interest	616,972.44	—	616,972.44
59	Class A-1 Interest Carryover Shortfall	—	—	—
60	Class A-2A Interest Carryover Shortfall	—	—	—
61	Class A-2B Interest Carryover Shortfall	—	—	—
62	Class A-3A Interest Carryover Shortfall	—	—	—
63	Class A-3B Interest Carryover Shortfall	—	—	—
64	Class A-4 Interest Carryover Shortfall	—	—	—

65	Class A Noteholder Interest	616,972.44	—	616,972.44

E.	CALCULATIONS
	Calculation of Principal Distribution Amount:
66	Beginning Adjusted Pool Balance		176,842,417.57
67	Beginning Net Pool Balance	196,131,466.66
68	Receipts of Scheduled Principal	(8,823,496.33)
69	Receipts of Prepaid Principal	(67,389.05)
70	Liquidation Proceeds	(4,059,908.90)
71	Other Collections of Principal	—
72	Principal Amount of Repurchases	—
73	Principal Amount of Defaulted Receivables	(305,736.74)

74	Ending Net Pool Balance	182,874,935.64
75	Yield Supplement Overcollateralization Amount	17,717,738.72

76	Adjusted Pool Balance	165,157,196.92
77	Less: Adjusted Pool Balance - End of Collection Period		165,157,196.92

78	Calculated Principal Distribution Amount		11,685,220.65

	Calculation of Servicer Advance:
79	Available Funds, prior to Servicer Advances (Item 30)		13,880,835.56
80	Less: Prior Advance Reimbursement (Item 35)		—
81	Less: Servicing Fees Paid (Item 36)		163,442.89
82	Less: Interest Paid to Noteholders and Swap Counterparties (Items 37, 38 and 39)		616,972.44
83	Less: Calculated Principal Distribution (Item 68)		11,685,220.65

84	Equals: Remaining Available Funds before Servicer Advance		1,415,199.58
85	Monthly Loan Payments Due on Included Units but not received (N/A if Item 74 > 0)		N/A

86	Servicer Advance (If Item 74 < 0, lesser of Item 74 and Item 75, else 0)		—

	Calculation of Reserve Account Draw Amount:
87	Remaining Available Funds, before Reserve Account Draw (Item 74 plus Item 76)		1,415,199.58
88	Available Funds Shortfall Amount (If Item 77 < 0, Item 77, else 0)		—

89	Reserve Account Draw Amount (If Item 78 is > 0, Lesser of Reserve Acct Balance and Item 78)		—

90	Principal Distribution Amount (Item 68 - Available Funds Shortfall + Reserve Account Draw Amt)		11,685,220.65

	Reconciliation of Servicer Advance:
91	Beginning Balance of Servicer Advance		—
92	Less: Prior Advance Reimbursement		—
93	Plus: Additional Servicer Advances for Current Period		—

94	Ending Balance of Servicer Advance		—

F.	RESERVE ACCOUNT
	Reserve Account Balances:
95	Specified Reserve Account Balance (Lesser of (a) $5,290,969.36, and (b) the aggregate note balance)	5,290,969.36
96	Initial Reserve Account Balance	1,058,193.87

97	Beginning Reserve Account Balance	5,290,969.36
98	Plus: Net Investment Income for the Collection Period	789.58

99	Subtotal: Reserve Fund Available for Distribution	5,291,758.94
100	Plus: Deposit of Excess Available Funds (Item 41)	—
101	Less: Reserve Account Draw Amount (Item 79)	—

102	Subtotal Reserve Account Balance	5,291,758.94
103	Less: Reserve Account Excess Amount to Available Funds (If Item 92 > Item 85)	789.58

104	Equals: Ending Reserve Account Balance	5,290,969.36

105	Change in Reserve Account Balance from Immediately Preceding Payment Date	—

G.	POOL STATISTICS
			Initial	Current
	Collateral Pool Balance Data:
106	Net Pool Balance		1,205,593,826.92	182,874,935.64
107	Number of Current Contracts		58,057	25,272
108	Weighted Average Loan Rate		3.97%	4.29%
109	Average Remaining Term		57.3	22.4
110	Average Original Term		61.8	67.2
111	Monthly Prepayment Rate			1.16%

			Units	Outstanding Principal Balance
	Net Credit Loss and Repossession Activity:
112	Aggregate Outstanding Principal Balance of Charged Off Receivables		32	305,736.74
113	Liquidation Proceeds on Related Vehicles			—
114	Recoveries Received on Receivables Previously Charged Off			285,394.24

115	Net Principal Losses for Current Collection Period		32	20,342.50

116	Beginning Net Principal Losses		2,194	20,409,015.49

117	Net Principal Losses for Current Collection Period		32	20,342.50

118	Cumulative Net Principal Losses		2,226	20,429,357.99

119	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,205,593,826.92)			1.69%

		Percentage	Units	Outstanding Principal Balance
	Delinquencies Aging Profile - End of Period:
120	Current	97.91%	24,889	179,045,207.39
121	31 - 60 Days Delinquent	1.80%	333	3,286,520.16
122	61 - 90 Days Delinquent	0.30%	50	543,208.09

123	Total	100.00%	25,272	182,874,935.64

	Summary of Swap Payments and Receipts
	Receipts:
124	Net Swap Receipt Class A-2 B Notes			—
125	Net Swap Receipt Class A-3 B Notes			—
126	Swap Replacements Proceeds			—

127	Total Receipts			—

	Payments
128	Net Swap Payment Class A-2 B Notes			—
129	Net Swap Payment Class A-3 B Notes			—
130	Senior Swap Termination Payment			—
131	Subordinated Swap Termination Payments			—

132	Swap Termination Payment			—

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month

VW CREDIT, INC., as Servicer

By:

Title:	Team Leader - Structured Finance

Date:	May 17, 2012